Condensed Consolidated Statements of Cash Flows (Q3) (Parenthetical) - USD ($) $ in Thousands		9 Months Ended
	Jul. 20, 2020	Sep. 30, 2020	Sep. 30, 2019
Right-of-use assets recorded upon adoption of ASC 842		$ 421
Operating lease liability recorded upon adoption of ASC 842		(429)
Noncash acquisition of right-of-use assets for leases entered into during period		607
Noncash acquisition of operating lease liability for leases entered into during the period		(594)
Income taxes paid		0	$ 0
Interest paid		1,700	200
Shares and warrants issued to third parties for services		$ 10,182	$ 0
July 2020 Guarantor Warrants
Shares and warrants issued to third parties for services	$ 200